Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Depreciation Expenses Using Straight-Line Method
The Company computed depreciation expenses using the straight-line method over the following estimated useful lives:

Classification	Years
Land use right	50 years
Buildings	20 years – 47 years
Machinery and equipment	4 – 5 years
Leasehold improvements	shorter of lease term or 4 years
Furniture and fixtures	4 years
Motor vehicle	4 years

Fair Value of Assets
At the end of the accounting period, the fair value of the following assets was as follow:

At December 31,	2020				2021
	(’000)				(’000)
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short term investments	150,150	—	—	150,150	32,406	—	—	32,406

At December 31,	2022				2023
	(’000)				(’000)
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short term investments	32,406	—	—	32,406	30,796	—	—	30,796

At December 31,	2024
	(’000)
	Level 1	Level 2	Level 3	Total
Short term investments	—	—	—	—